CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated other comprehensive income [Member]	Unearned employee stock ownership plan (ESOP) [Member]
Balance at Jun. 30, 2014	$ 67,205	$ 86	$ 34,671	$ 34,027	$ (239)	$ 70	$ (1,410)
Net income	2,069	0	0	2,069	0	0	0
Allocation of ESOP shares	154	0	(33)	0	0	0	187
Acquisition of 84,677 shares for Treasury	(698)	0	0	0	(698)	0	0
Unrealized gains on securities designated as available for sale, net of related tax effects	(32)	0	0	0	0	(32)	0
Cash dividends of $0.40 per common share	(1,385)	0	0	(1,385)	0	0	0
Balance at Jun. 30, 2015	67,313	86	34,638	34,711	(937)	38	(1,223)
Net income	1,501	0	0	1,501	0	0	0
Allocation of ESOP shares	188	0	1	0	0	0	187
Unrealized gains on securities designated as available for sale, net of related tax effects	(7)	0	0	0	0	(7)	0
Cash dividends of $0.40 per common share	(1,480)	0	0	(1,480)	0	0	0
Balance at Jun. 30, 2016	$ 67,515	$ 86	$ 34,639	$ 34,732	$ (937)	$ 31	$ (1,036)